Chase Home Lending Mortgage Trust 2023-1 ABS-15G

Exhibit 99.3

Loan Number	Loan ID	Last Name	Note Date	Original Loan Amount	QM Status	ATR Status	Compliance Exceptions	Credit Exceptions	Property Valuation Exceptions	Compensating Factors	Initial Rating	Final Rating	Initial Credit Rating	Final Credit Rating	Initial Compliance Rating	Final Compliance Rating	Initial Property Valuation Rating	Final Property Valuation Rating	Initial Overall Grade(Moody's)	Final Overall Grade(Moody's)	Initial Credit Grade (Moody's)	Final Credit Grade (Moody's)	Initial Property Valuation Grade (Moody's)	Final Property Valuation Grade (Moody's)	Initial Compliance Grade (Moody's)	Final Compliance Grade (Moody's)	Initial Overall Grade (S&P)	Final Overall Grade (S&P)	Initial Credit Grade (S&P)	Final Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Final Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Compliance Grade (S&P)	Initial Overall Grade (Fitch)	Final Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Final Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Final Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Final Compliance Grade (Fitch)	Initial Overall Loan Grade (DBRS Morningstar)	Final Overall Loan Grade (DBRS Morningstar)	Initial Credit Grade (DBRS Morningstar)	Final Credit Grade (DBRS Morningstar)	Initial Property Valuation Grade (DBRS Morningstar)	Final Property Valuation Grade (DBRS Morningstar)	Initial Compliance Grade(DBRS Morningstar)	Final Compliance Grade(DBRS Morningstar)	Initial Overall Loan Grade (KBRA)	Final Overall Loan Grade (KBRA)	Initial Credit Grade (KBRA)	Final Credit Grade (KBRA)	Initial Property Valuation Grade (KBRA)	Final Property Valuation Grade (KBRA)	Initial Compliance Grade(KBRA)	Final Compliance Grade(KBRA)
XXXX	7715321	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Appraisal reinspection. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, proof of delivery and copy of the refund. A cost to cure in the amount of XXXX is required. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is not sufficient to cure the finding. The COC provided on XX/XX/XXXX for the Appraisal Re-inspection fee increase and the Appraisal Re-inspection Invoice do not state a reason for the increase. A detailed reason/COC stating why the Appraisal Re-inspection fee increased is required. A cost to cure in the amount of XXXX remains. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
The explanation provided is not sufficient to cure the finding. The Re-Inspection fee is required however; the fee increased on the LE issued on XX/XX/XXXX form XXXX to XXXX without a valid reason for the increase. A COC stating why the Appraiser increased the fee is needed to determine if the increase is valid. A cost to cure in the amount of XXXX remains. (Upheld)

Response 3 (XX/XX/XXXX XX:XXPM)
The documentationprovided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU Score XXX.		3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
XXXX	7715335	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) AUS (LP/DU) - Missing- The LP/DU AUS is missing from the loan file. Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	7715346	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated XX/XX/XXXX, which supported the appraisal value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7715370	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Assets - Minimum Reserves-

Sufficient reserves to meet underwriting requirements. The subject loan is a purchase of a primary with the conversion of the mortgaged departure to an investment property; therefore, 10 months PITI reserves are required per guidelines of XXXX. The Final Closing Disclosure reflected the borrowers required cash to close was XXXX including the EMD credit of XXXX plus reserves of XXXX for a total required funds verified of XXXX. The loan file contained bank statements verifying assets totaling XXXX; therefore, the loan file was short the required funds for reserves verified in the amount of XXXX.

Response 1 (XX/XX/XXXX XX:XXPM)
Explanation and documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a FNMA UCDP dated XX/XX/XXXX with a score of XXXX.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	7715338	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a FNMA UCDP dated XX/XX/XXXX with a score of XX; however, the loan file also contained a CDA dated XX/XX/XXXX that supported the value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7715351	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated XX/XX/XXXX, which supported the appraisal value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7715386	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a FNMA UCDP dated XX/XX/XXXX with a score of XX.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7715309	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a second appraisal dated XX/XX/XXXX which supports the appraised value used.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7715315	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score is XXX.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7715365	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score of XXX.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7715366	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) HOC - Missing-

The Homeownership Counseling Disclosure (HOC) is missing. Real Estate Settlement Procedures Act (Regulation X)12 CFR 1024.20(a)

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - Zero Tolerance Violation (No COC - Date Undeterminable)-

The loan failed the charges that cannot increase test. Although the addition may be valid, because a COC was not provided, auditor is unable to determine if the revised Loan Estimate on XX/XX/XXXX was disclosed within 3 business days of the change. Therefore, the addition to the following fees was not accepted: Appraisal Desk Review Fee. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, proof of delivery and copy of the refund. A cost to cure in the amount of XXXX is required.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is not sufficient to cure the finding. The COC issued on XX/XX/XXXX states the reason for the Desk Review Fee addition is for a Loan Program Change and is not considered a valid reason without more details. There is no apparent changes to loan terms, evidence of a Program Change is required to determine if the COC is valid. A cost to cure in the amount of XXXX remains. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
The documentationprovided is sufficient to cure the finding. (Resolved)

								(Clear) Flood Certificate - Missing- The flood certificate is missing. Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved) (Clear) Hazard Insurance - Missing/Insufficient- The loan was missing current hazard insurance policy on the subject property with sufficient coverage/replacement cost. Response 1 (XX/XX/XXXX XX:XXAM) Hazard evidence provided is not associated with the borrower or property. (Upheld) Response 2 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA report dated XX/XX/XXXX which supports the original appraised value.		3	1	3	1	3	1	1	1	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A
XXXX	7715357	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CDA on file dated XX/XX/XXXX supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7715310	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated XX/XX/XXXX which supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7715364	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Contract - Concessions- Per the purchase agreement, the seller agreed to credit the borrower XXXX. However, the addendum attached to the purchase agreement indicates the seller retracted the XXXX; therefore, giving XXXX towards the borrower's purchase. The final CD contained in the loan file reflects the seller crediting the borrower XXXX; however, the loan file does not contain an additional addendum or supporting documentation from the seller agreeing to credit the borrower XXXX. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the appraised value.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	7715375	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Verification Documentation - VOR- Verification of 12 months rental payments is missing from loan file. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports appraised value.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	7715378	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Open) Income Documentation - Violation- Lender exception on or prior to consummation for borrower 1 less than 2 years of self-employment history. Business ownership was obtained in beginning of XXXX and loan is qualifying with the W2 wage earnings of this employment. Deemed non-material based on compensating factors.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CDA on file dated XX/XX/XXXX supports the appraised value.	Compensating factors: qualifying FICO of XXX, residual income of XXXX, and reserves of XXXX.	2	2	2	2	1	1	1	1	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A
XXXX	7715385	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score is XXX.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7715393	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score is XXX.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7715373	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a FNMA UCDP dated XX/XX/XXXX with a score of XXXX. In addition, the loan file contained a second appraisal dated XX/XX/XXXX with a value of XXXX that supported the value used of XXXX at origination.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7715374	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CU with a score of XXX.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7715322	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU Score is XXX		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7715339	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Appraisal Fee XXXX. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, proof of delivery and copy of the refund. It should be noted the Final Closing Disclosure reflected a reimbursement in the amount of XXXX. A cost to cure in the amount of XXXX is required.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - 10% Tolerance Violation (No Valid COC)-

The loan failed the charges that in total cannot increase more than 10% test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fee was not accepted: Recording Fee XXXX. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, proof of delivery and copy of the refund. A cost to cure in the amount of XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(ii); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- The Loan file did not contain an AVM, CDA, Field Review, 2nd appraisal or CU score at XXX or under to support the origination appraised value. CU Score is XXX Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	1	1	3	1	3	1	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A
XXXX	7715318	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Assets - Minimum Reserves- Sufficient reserves to meet underwriting requirements and PITI were not verified in the file. A total of 10 months of reserves are required to be verified or XXXX plus XXXX cash to close which equals XXXX. The borrowers verified funds of XXXX are XXXX short. Response 1 (XX/XX/XXXX XX:XXAM) Explanation and documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CDA provided and supports original appraised value.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	7715369	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CU with a score of XXX.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7715320	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- The Loan file did not contain an AVM, CDA, Field Review, 2nd appraisal or CU score at XXX or under to support the origination appraised value. CU Score XXX. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
XXXX	7715360	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7715377	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. Second appraisal on file dated XX/XX/XXXX supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7715368	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score of XXX.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7715337	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU Score is XXX		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7715336	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7715356	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7715358	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA report dated XX/XX/XXXX which supports the original appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7715349	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7715347	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Contract - Concessions- The contract contained unallowable concessions or significant personal property. The CD reflected XXXX in borrower costs paid by the seller. The contract reflected seller concessions of N/A. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained 2 appraisals.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	7715311	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Gift Letter - Missing- A required gift letter was missing from the file and the donor funds were not verified. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved) (Clear) Verification Documentation - VVOE Salaried/Missing- A VVOE is missing from the loan file. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. LCA score is XXX.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	7715341	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) HOC - Missing- The Homeownership Counseling Disclosure (HOC) is missing. Real Estate Settlement Procedures Act (Regulation X) 12 CFR 1024.20(a) Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved) (Clear) TRID - CD - Other Disclosures/Liability after Foreclosure- The CD issued on XX/XX/XXXX does not disclose a statement of whether State law provides for continued consumer responsibility for any Liability after Foreclosure. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score of XXX.		3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
XXXX	7715361	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU Score XXX.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7715326	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score of XXX.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7715342	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CDA on file dated XX/XX/XXXX supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7715333	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a FNMA UCDP dated XX/XX/XXXX with a score of XXX.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7715402	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7715312	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU Score XXX.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7715363	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Assets - Minimum Reserves-

Per Lender's guides, XXX additional months reserves, based on the subject property PITIA, are required for each primary residence that is being converted. Also, reserves requirements are in addition to standard Non-Agency product reserve requirements. In addition, per Lender's guides, business funds are ineligible to be used for reserves. The borrowers converted their primary residence into an investment property. Therefore, the borrowers were required to verify 16 months reserves of XXXX and XXXX CTC which equals XXXX. The borrowers verified XXXX. The borrowers are short -XXXX in verified reserves.

Response 2 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

Response 1 (XX/XX/XXXX XX:XXAM)
Bank Statements provided are the same balances as in the file. Shortage still exists. (Upheld)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score is XXX.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	7715387	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score is XXX.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7715348	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7715307	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score is XXX.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7715388	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) Security Instrument - Missing- The Security Instrument (Mortgage/Deed of Trust) is missing. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) Credit - Other-

There are additional observations that could impact the credit decision and/or quality of the loan. The credit report dated XX/XX/XXXX in the loan file is missing the borrower's credit scores from the 3 bureaus. A credit report that contains all 3 scores is needed. Additional conditions may apply.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) Debts - Not Verified-

The Borrower own other real estate and the PITI for each additional mortgage is not documented. The loan file is missing documents needed to verify the HOA payment listed on the final application in the amount of XXXX for the borrower's investment property located in XXXX. The loan is also missing documents to verify the property taxes for the Junction NJ rental. Additional conditions may apply upon receipt of these documents.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- The Loan file did not contain an AVM, CDA, Field Review, 2nd appraisal or CU score at XXX or under to support the origination appraised value. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	1	4	1	3	1	C	A	C	A	C	A	D	A	C	A	C	A	C	A	D	A	C	A	C	A	C	A	D	A	C	A	C	A	C	A	D	A	C	A	C	A	C	A	D	A
XXXX	7715392	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score is XXX.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7715345	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated XX/XX/XXXX, which supported the appraisal value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7715340	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CDA on file dated XX/XX/XXXX supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7715394	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) QM - Points and Fees- The loan's points and fees exceed the Qualified Mortgage points and fees threshold. The loan's total points and fees were XXXX, which exceeded: 3% of total loan amount (for loans > $100,000) The following fees were included in the testing: Points XXXX, Processing fee XXXX and Underwriting fee XXXX; if discount points and fees are bona-fide and excludable, provide undiscounted rate. Truth In Lending Act (Regulation Z) 12 CFR 1026.43(e)(2)(iii), (e)(3) Response 1 (XX/XX/XXXX XX:XXAM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a FNMA UCDP dated XX/XX/XXXX with a score of XXX. The loan file also contained a CDA dated XX/XX/XXXX that supported the value.		2	1	1	1	2	1	1	1	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A
XXXX	7715308	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Flood Certificate - Missing-

The loan file is missing the flood certificate.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) Title Commitment - Missing/Incomplete-

The loan file is missing the title commitment/policy.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) Hazard Insurance - Missing/Insufficient-

The loan file is missing current hazard insurance policy on the subject property with sufficient coverage/replacement cost.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) Credit - Other-

The loan file is missing documents supporting the borrower's primary residence property taxes and hazard insurance are escrowed.

Response 1 (XX/XX/XXXX XX:XXPM)
Still missing evidence the borrower's property at XXXX is escrowed. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the appraised value.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	7715319	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Hazard Insurance - Missing/Insufficient-

The loan was missing current hazard insurance policy on the subject property with sufficient coverage/replacement cost. The hazard insurance policy contained in the loan file reflects coverage of XXXX. The replacement cost reflected on the appraisal is XXXX and the loan amount is XXXX No other replacement cost document is contained in the loan file to reflect the amount of coverage per HOI policy. Also, the hazard dec page does not indicate 100% replacement of the dwelling.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) Contract - Concessions-

Per AUS all credits applied to the borrowers purchase is to be eligible and documented. The borrowers received concessions from their Realtor in the amount of $XXXX; however, the loan file does not contain any supporting documentation for the contribution as required.

Response 1 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score is XXX.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	7715396	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7715350	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a FNMA UCDP dated XX/XX/XXXX with a score of XXX. In addition, the loan file contained a CDA dated XX/XX/XXXX that supported the value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7715353	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7715325	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score is XXX.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7715397	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CDA on file dated XX/XX/XXXX supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7715383	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) FEMA-

FEMA Search completed reflecting a declared disaster after appraisal date. Subject property is located in XXXX which was a designated county for individual assistance from Disaster XXXX, Winter Storms, with incident period of XX/XX/XXXX and continuing; declaration date XX/XX/XXXX. The subject county was also included in Disaster XXXX with an incident date of XX/XX/XXXX The appraisal was completed XX/XX/XXXX which is prior to the incident/declaration date. A re-inspection of subject property is required to determine if any damage occurred from either incident.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA report dated XX/XX/XXXX.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	7715359	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the original appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7715381	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated XX/XX/XXXX, which supported the appraisal value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7715380	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) Security Instrument - Missing Rider/Addendum- The following referenced are missing: PUD Rider Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA report dated XX/XX/XXXX which supports the original appraised value.		3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
XXXX	7715405	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CU with a score of XXX.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7715332	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the APR threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

Response 1 (XX/XX/XXXX XX:XXPM)
The information provided is sufficient to clear the finding. (Resolved)

(Clear) TRID - CD/Payee Not Listed-

The loan contains the following fee or fees where 'compensation to' does not reflect a Payee on the revised CD; Tax Service.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU Score XXX.		2	1	1	1	2	1	1	1	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A
XXXX	7715382	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score is XXX.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7715372	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Income - Tax Return Documentation Incomplete- Tax returns for the previous two (2) years (including all schedules and W2 forms) were not obtained or were not properly retained in the file. The loan file did not contain XXXX Personal Tax Returns as required. Additional conditions may apply. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved) (Clear) AUS (LP/DU) - Missing- The LP/DU AUS is missing from the loan file. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CU with a score of XXX.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	7715330	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) State Testing - Late Fees Test-

This loan failed the late fees test. The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located. The state regulation of XXXX allows for a maximum XXXX late fee, the loan has a XXX% (XXXX) late fee. The loan fails the late fees test by XXXX.

Response 1 (XX/XX/XXXX XX:XXPM)
The information provided is not sufficient to cure the finding. Although we acknowledge the existence of an opinion letter andsubsequent case law that raise doubts about the enforceability of late feelimits on XXXX mortgage loans, we believe it is necessary to prioritize theexplicit and authoritative guidance provided directly by the XXXX Department, as well as their established enforcement practices.Consequently, we will maintain the application of the late fee limits as aminor EV2 exceptions. (Upheld)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the original appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7715313	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) Security Instrument - Missing Rider/Addendum- The following referenced Rider is missing: The Acknowledgment Rider. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score XXX.		3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
XXXX	7715390	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated' XX/XX/XXXX was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX. If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

Response 1 (XX/XX/XXXX XX:XXPM)
The referenced documentation was not received. Please provide the LE receipt for review. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Interested Party Contribution - Exceeds-

The CD reflected a seller contribution of XXXX; however, the purchase agreement reflected a maximum seller contribution of XXXX.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) Income - Miscalculated/DTI Exceeds Tolerance-

The subject was approved with monthly income of XXXX. A review of the Borrower's XXXX and XXXX 1120s/W2 income resulted in a monthly income of XXXX, which increased the DTI from XXXX% to XXXX%.

Response 1 (XX/XX/XXXX XX:XXPM)
Referenced documentation not received. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score is XXX.		3	1	3	1	3	1	1	1	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A
XXXX	7715384	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) FEMA- FEMA Search completed reflecting a declared disaster after appraisal date. FEMA Declaration declared XX/XX/XXXX for XXXX Severe Winter Storms, Straight-line Winds, Flooding, Landslides, and Mudslides (XXXX) with an incident period date of XX/XX/XXXX and continuing which is after original appraisal date XX/XX/XXXX. The loan file is missing the post disaster inspection. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The CU score of XXX.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	7715331	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA report dated XX/XX/XXXX which supports the original appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7715355	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - 10% Tolerance Violation (No Valid COC)-

The loan failed the charges that in total cannot increase more than 10% test. A valid change of circumstance was not provided in the loan file. Therefore, the increase/addition to the following fees was not accepted: Closing Protection Letter Fee XXXX Lender's Title Insurance Policy XXXX, Settlement or Closing Fee XXXX, and Title Courier Fee XXXX. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, proof of delivery and copy of the refund. A cost to cure in the amount of XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(ii); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Initial Escrow Statement - Missing-

The Initial Escrow Account Statement is missing from the file. Real Estate Settlement Procedures Act (Regulation X)12 CFR 1024.17(g), (h)

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) Hazard Insurance - Missing/Insufficient- The loan was missing current hazard insurance policy on the subject property. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CDA on file dated XX/XX/XXXX supports the appraised value.		3	1	3	1	3	1	1	1	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A
XXXX	7715400	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CDA on file dated XX/XX/XXXX supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7715367	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score of XXX.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7715401	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) QM - Points and Fees-

The loan's points and fees exceed the Qualified Mortgage points and fees threshold. The loan's total points and fees were XXXX, which exceeded: 3% of total loan amount for loans > $100,000. The following fees were included in the testing: Loan Discount Fee (Points) XXXX, Processing Fee XXXX, Tax Service Fee XXXX, Underwriting Fee XXXX. If discount points and fees are bona-fide and excludable, provide undiscounted rate. Truth In Lending Act (Regulation Z) 12 CFR 1026.43(e)(2)(iii), (e)(3)

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the appraised value.		2	1	1	1	2	1	1	1	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A
XXXX	7715329	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) FACTA Disclosure - Missing- The FACTA Disclosure (Notice to Home Loan Applicant/Credit Information Disclosure) is missing. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) Contract Addendum - Missing- The Sales Contract Addendum(s) is/are missing. Addendum for the XXXX seller credit that is on the final CD is missing from the loan file. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score is XXX.		3	1	3	1	2	1	1	1	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A
XXXX	7715379	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score is 1.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7725431	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score of XXX.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7725468	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7725452	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7725437	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score is XXX.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7725458	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score of XXX.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7725462	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a Field Review dated XX/XX/XXXX, which supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7725466	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CU with a score of XXX.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7725479	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM report dated XX/XX/XXXX which supports the original appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7725433	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - CD - Section B incorrect payee-

The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on XX/XX/XXXX. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

Response 1 (XX/XX/XXXX XX:XXPM)
The information provided is not sufficient tocure the finding. If the payee is paid to a company the lender is doing business as "DBA", it is considered the same, it is being paid to the lender. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score of XXX.		2	1	1	1	2	1	1	1	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A
XXXX	7725472	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated XX/XX/XXXX that supported the value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7725475	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) AUS (LP/DU) - Missing- The LP/DU AUS is missing from the loan file. Additional conditions may apply. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX, which supports the appraised value.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	7725443	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU Score XXXX.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7725483	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Program Parameters - Other-

The loan file contains a handwritten Form 1005 which is not allowed per investor guidelines. The loan file is missing the most recent paystub and XXXX W2 for the borrower.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) Verification Documentation - VVOE Salaried/Aged-

A VVOE is required within 10 Business Days of the Note Date. The VVOE in file is dated XX/XX/XXXX which is expired as of the Note date XX/XX/XXXX.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) Flood Certificate - Missing-

The flood certificate is missing.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. the loan file contains a CDA dated XX/XX/XXXX which supports the appraised value.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	7725482	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7725451	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a second appraisal dated XX/XX/XXXX which supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7725450	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CU dated XX/XX/XXXX, with a score of 1.9.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7725463	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX, which supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7725456	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM, dated XX/XX/XXXX which supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7725413	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CU dated XX/XX/XXXX, with a score of XXX.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7725441	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score of XXX.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7725445	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7725454	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7725432	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CU dated XX/XX/XXXX with a score of 1.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7725470	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Liabilities - Excluded Debts- Per final application the borrowers indicates their departing residence is sold. The loan file does not contain a final CD or supporting documentation indicating their departure residence was sold. Per AUS the borrowers are required to provide a final CD to verify the sale of the property. By including the PITI of the property the audit DTI will increase from XXXX% to XXXX% which will exceed Lender's guides max of 43%. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score is XXX.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	7725447	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) QM - Points and Fees-

The loan's points and fees exceed the Qualified Mortgage points and fees threshold. The loan amount is XXXX or more, and the transaction's total points and fees is XXXX, which exceeds 3 percent of the total loan amount of XXXX. The following fee were included in the testing: Points - Loan Discount Fee XXXX, Processing Fee XXXX, Tax Service Fee XXXX and Underwriting Fee XXXX. If discount points and fees are bona-fide and excludable, provide undiscounted rate. Truth In Lending Act (Regulation Z) 12 CFR 1026.43(e)(2)(iii), (e)(3)

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score is XXX.		2	1	1	1	2	1	1	1	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A
XXXX	7725467	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Sales Contract - Missing/Incomplete- The sales contract in the loan file is not fully executed or incomplete/inaccurate. The Closing Disclosure reflects a Seller Credit of XXXX; however, the sales contract does not reflect any seller credit. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated XX/XX/XXXX, which supports the appraised value.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	7725440	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated XX/XX/XXXX that supported the value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7725484	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7725429	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score of XXX.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7725444	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX] which supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7725460	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA report dated XX/XX/XXXX which supports the original appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7725464	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - Zero Tolerance Violation (Revised Disclosure Late)-

The loan failed the charges that cannot increase test. Because the change occurred on XX/XX/XXXX and the consumer was not provided the disclosure within 3 days of the change, the addition of the following fee was not accepted as valid: Second Appraisal/CDA added on the revised LE issued XX/XX/XXXX. Although the COC document reflects the change occurred on XX/XX/XXXX the ClearCaptial Invoice reflects the Second Appraisal/CDA was ordered on XX/XX/XXXX. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, proof of delivery and copy of the refund. A cost to cure in the amount of XXXX is required.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX, which supports the appraised value.		3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
XXXX	7725481	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - CD - Incomplete / Inaccurate - Non-Rescindable Transaction-

Non-Rescindable Transaction. The PCCD dated XX/XX/XXXX is incomplete. Page 2 of 5 is blank. Truth in Lending Act (Regulation Z) 12 CFR 1026.38

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is not sufficient tocure the finding. THE PCCD issued on XX/XX/XXXX, Section A on page 3 is the only legible section. Provide the complete page 2 for review. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
Section A on page 3 is the only legible section. Provide the complete page 2 for review. (Upheld)

Response 3 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) FEMA- FEMA Search completed reflecting a declared disaster after appraisal date. FEMA Declaration declared XX/XX/XXXX for XXXX Severe Winter Storms, Straight-line Winds, Flooding, Landslides, and Mudslides (DR-XXXX-XX) with an incident period of XX/XX/XXXX and continuing XX/XX/XXXX which is after original appraisal date XX/XX/XXXX. Please provide Property Inspection to confirm no damage. ? Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The CU score is XXX.		3	1	3	1	3	1	1	1	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A
XXXX	7725439	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) QM - Points and Fees- The loan's points and fees exceed the Qualified Mortgage points and fees threshold. The loan's total points and fees were XXXX, which exceeded: 3% of total loan amount XXXX. The following fees were included in the testing: Discount Points XXXX, Processing Fee XXXX, and Underwriting Fee XXXX. If discount points and fees are bona-fide and excludable, provide undiscounted rate. Truth In Lending Act (Regulation Z) 12 CFR 1026.43(e)(2)(iii), (e)(3). Response 1 (XX/XX/XXXX XX:XXPM) The documentationprovided is sufficient to cure the finding. (Resolved)	(Clear) Title Commitment - Missing/Incomplete- The title commitment/policy is incomplete/missing. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is not for the subject property. (Upheld) Response 2 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- The Loan file did not contain an AVM, CDA, Field Review, 2nd appraisal or CU score at 2.5 or under to support the origination appraised value. The subject property is a Co-Op; therefore, both FNMA and FHLMC UCDPs were not available. The loan file did not contain a CDA. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	1	2	1	3	1	C	A	C	A	C	A	B	A	C	A	C	A	C	A	B	A	C	A	C	A	C	A	B	A	C	A	C	A	C	A	B	A	C	A	C	A	C	A	B	A
XXXX	7725434	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7725486	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a FHLMC UCDP dated XX/XX/XXXX with a score of XXX.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7725473	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CU dated XX/XX/XXXX, with a score of XXX.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7725427	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Tax Certificate Fee. Although COC documents were provided, the reason disclosed were not valid to support the increase to the fee. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, proof of delivery and copy of the refund. A cost to cure in the amount of XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score is XXX.		3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
XXXX	7725476	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7725471	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7725435	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Income - Rental Property Income-

The documentation supporting income from other real estate owned is not adequately supported to meet underwriting guidelines. The loan file contained an executed Lease of XXXX per month for the departure residence with the tenant reflected as XXXX. The loan file also contained a XXXX for a XXXX gift from XXXX listing the relationship as XXXX with a XXXX address. The origination underwriter included the XXXX departure property rental income in qualifying; however, the tenant is an ineligible non-arms length 3rd party. Therefore, the XXXX per month rental income is not eligible for inclusion in qualifying. As a result, the DTI increased from XXXX% to XXXX%, which exceeds the maximum guidelines of 43%.

Response 2 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

Response 1 (XX/XX/XXXX XX:XXPM)
After washing the departure mortgage down to XXXX with lease, the DTI is XXX%. The co-borrower's XXXX credit card with a payment of XXXX per month and balance of XXXX, the co-borrower's XXXX credit card with a payment of XXXX per month and balance of XXXX, and the co-borrower's CITI credit card with a payment of XXXX per month and balance of XXXX, were all excluded from qualification without documentation of payoff. (Upheld)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a FNMA UCDP dated XX/XX/XXXX with a score of XXX.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	7591956	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Credit - Other- The file contains a recast agreement lowering the principle balance of this loan from XXXX to XXXX and adjusting the monthly payment. The updated loan amount is below the minimum loan amount requirement. Response 1 (XX/XX/XXXX XX:XXPM) Recast is a post-closing paydown and not material to the originated loan. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU Score XXX		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	7592042	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The file contains a CDA which supports the value in the origination appraisal report.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7592022	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score is 1. The loan file also contained a CDA dated XX/XX/XXXX, which supported the appraisal value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7660434	XXXX	XX/XX/XXXX	XXXX	QM Non-Verified	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated XX/XX/XXXX, which supported the appraisal value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7660475	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) AUS (LP/DU) - Missing- The DU AUS is missing from the loan file. Additional conditions may apply. Response 3 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved) Response 1 (XX/XX/XXXX XX:XXPM) Referenced documentation not received. (Upheld) Response 1 (XX/XX/XXXX XX:XXPM) DU provided is not associated with the subject transaction. (Upheld)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The file contains a second appraisal which supports the appraised value.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	7660407	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA sated XX/XX/XXXX which supports the appraised value. The loan file contains a CDA dated XX/XX/XXXX which supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7660414	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score XXX.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7660477	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Verification Documentation - VVOE Salaried/Aged- A VVOE is required within 10 Business Days of the Note Date. The loan file contained a letter from the employer, dated XX/XX/XXXX indicating the co-borrower's start date as XX/XX/XXXX, which is expired as of the Note date XX/XX/XXXX. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the appraisal value.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	7660364	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains 2 full appraisals which support the value. CU Score XXX.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7660453	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score was XXX.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7660400	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score is XXX.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7660489	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a FHLMC UCDP dated XX/XX/XXXX with a score of XXX. The loan file also contained a CDA dated XX/XX/XXXX that supported the value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7660469	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA report dated XX/XX/XXXX with a 0% variance which supports the original appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7660300	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score was XXX.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7660354	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score is XXX. The loan file contained a CDA dated XX/XX/XXXX, which supported the appraisal value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7660413	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a FHLMC UCDP dated XX/XX/XXXX with a score of XXX.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7660330	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated XX/XX/XXXX, which supported the appraisal value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7660471	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a FNMA UCDP dated XX/XX/XXXX with a score of XXX. The loan file also contained two appraisals that supported the value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7660362	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7660473	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. Theloan file contained a CDA dated XX/XX/XXXX, which supported the appraisal value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7660443	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Title Commitment - Missing/Incomplete- The title commitment/policy is incomplete/missing. Response 1 (XX/XX/XXXX XX:XXPM) Title Committment provided. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score is XXX.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	7660374	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Appraisal Fee. Although COC documents were provided, the reasons disclosed were not valid to support the increases to the fee. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, proof of delivery and copy of the refund. A cost to cure in the amount of XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated XX/XX/XXXX, which supported the appraisal value.		3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
XXXX	7660402	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score is XXX.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7660317	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CDA on file dated XX/XX/XXXX supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7660387	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU Score is XXX.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7660303	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated XX/XX/XXXX which supported the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7660423	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated XX/XX/XXXX, which supported the appraisal value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7660422	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) AUS (LP/DU) - Missing- The LP/DU AUS is missing from the loan file Response 1 (XX/XX/XXXX XX:XXPM) AUS provided as required. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a FNMA UCDP dated XX/XX/XXXX with a score of XXX. The loan file contained a CDA dated XX/XX/XXXX that supported the value.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	7660309	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score of XXX.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7660412	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- The Loan file did not contain an AVM, CDA, Field Review, 2nd appraisal or CU score at XXX or under to support the origination appraised value. The loan file contained a FNMA UCDP dated XX/XX/XXXX with a score of XXX. The loan file did not contain a CDA. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
XXXX	7660351	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains both a CU report with a score of XXX, and a CDA report with a 0% variance which support the original appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7660329	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) QM - Points and Fees- The loan's points and fees exceed the Qualified Mortgage points and fees threshold. The loan's total points and fees were XXXX, which exceeded: 3% of total loan amount (for loans > $100,000). The following fees were included in the testing: Application Fee and Points - Loan Discount Fee; if discount points and fees are bona-fide and excludable, provide undiscounted rate. Truth In Lending Act (Regulation Z)12 CFR 1026.43(e)(2)(iii), (e)(3) Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU Score XXX.		2	1	1	1	2	1	1	1	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A
XXXX	7660472	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Debts - Not Verified- The application lists a Solar Lease with a monthly payment of XXXX; however, the loan file did not contain evidence of a Solar Lease to confirm this monthly payment amount. Additional conditions may apply. Response 1 (XX/XX/XXXX XX:XXPM) The appraisal and addendum indicate the system will be owned; however, the monthly payment associated with the solar purchase or evidence the system was paid in full was not provided. (Upheld) Response 2 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated XX/XX/XXXX, which supported the appraisal value.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	7660363	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7660382	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU Score is XXX.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7660350	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) AUS (LP/DU) - Missing- The DU AUS is missing from the loan file, which is required per guidelines provided: Jumbo AUS Guide (XX/XX/XXXX to XX/XX/XXXX). Only the Early Check was provided. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA report with a 0% variance which supports the original appraised value.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	7660415	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7660396	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7660367	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Open) Income - Other- Lender exception on or prior to consummation for using partner distributions with <1 year history for borrower 1 income calculation. Borrower 1 became partner XX/XX/XXXX and has been with company since XXXX. Employer letter on file supports distributions for the year at a minimum of XXXX with previous 2 years of large bonuses on file to support history of income as well. Deemed non-material based on compensat8ing factors.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score is XXX.	Compensating factors: qualifying FICO of XXX, residual income of XXXX, and reserves of XXXX.	2	2	2	2	1	1	1	1	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A
XXXX	7687819	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - CD - Loan Disclosures/Escrow Account- The Escrow Account Disclosure on the CD issued on XX/XX/XXXX is inaccurate due to the following: It was not disclosed if the Borrower declined or if the Lender does not offer one. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(l)(7) Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the appraised value.		3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
XXXX	7687856	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - CD/Payee Not Listed- The loan contains the following fee where 'compensation to' does not reflect a Payee on the revised CD. Collateral Analysis CDA/Desk. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score is 1.		2	1	1	1	2	1	1	1	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A
XXXX	7687858	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CU report with a score of XXX which supports the original appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7687937	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) TRID - CD - Closing Information/Closing Date-

The PCCD issued on XX/XX/XXXX does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(3)(ii).

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is not sufficient to cure the finding. The issuance of a PCCD for changes to fees or credits before the loan has funded does not change the closing date. The closing date is based on the date the Mortgage was signed by the borrowers and notarized. The closing date is XX/XX/XXXXX. (Upheld)

(Clear) Income - Miscalculated/DTI Exceeds Tolerance-

The income is miscalculated for the borrower, however the recalculated DTI is not within allowable tolerances (3%) or DTI MAX of 43%. The origination underwriter calculated the borrowers partner XXXX income using a 12 month average; however, the borrower only recently began receiving the income in XXXX, and the XXXX reflects income of XXXX. The origination income for the borrower was XXXX plus the co-borrowers income of XXXX for a total income at origination of XXXX with a total debt of other liabilities of XXXX that did not appear to include the child support of XXXX per month per the Child Support Order. The audit review determined the qualifying income for the borrower is XXXX and the co-borrower's income is XXXX plus rental income of XXXX for a total qualifying income of XXXX with total debts of XXXX to include child support. As a result, the DTI increased from XXXX% to XXXX%, which exceeds maximum guidelines of 43%.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a FNMA UCDP dated XX/XX/XXXX with a score of XXX; however, the loan file also contains a CDA dated XX/XX/XXXX that supports the value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
XXXX	7689027	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dates XX/XX/XXXX was provided and supported the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7687922	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7687788	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) AUS (LP/DU) - Missing- The LP/DU AUS is missing from the loan file. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. the loan file contains a CDA dated XX/XX/XXXX which supports the appraised value.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	7687934	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score is XXX		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7689035	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains both a CU with a score of XXX and a CDA report with a 0% variance, which support the original appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7687941	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. LCA score is XXX.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7687824	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a FNMA UCDP dated XX/XX/XXXX with a score of XXX		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7687796	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score of XXX.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7687939	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7687925	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA with a 0% variance which supports the original appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7687841	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the appraised value. CU Score 1.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7687859	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - LE/Missing- The initial and/or any revised Loan Estimate is missing. As a result, a full review for compliance with timing and tolerance requirements could not be performed. Truth in Lending Act (Regulation Z) 12 CFR 1026.19(e)(1)(i) Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU Score XXX.		3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
XXXX	7687879	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) TRID - CD - Closing Information/Closing Date- The PCCD issued on XX/XX/XXXX does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(3)(ii)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7687865	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Long Term Lock Fee on XX/XX/XXXX. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, proof of delivery and copy of the refund. A cost to cure in the amount of XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a FNMA UCDP dated XX/XX/XXXX with a score of XXX. In addition, the loan file contained a CDA dated XX/XX/XXXX that supported the value.		3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
XXXX	7687873	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU Score is XXX.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7687868	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a FNMA UCDP dated XX/XX/XXXX with a score of XXX; however, the loan file also contained a CDA dated XX/XX/XXXX that supported the value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7687900	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- The Loan file did not contain an AVM, CDA, Field Review, 2nd appraisal or CU score at XXX or under to support the origination appraised value. CU score is XXX. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
XXXX	7687837	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Open) Income - Earnings Continuity- Lender's Exception - Borrower's RSUs used will continue was not properly demonstrated. Compensating factors deems as non-material.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The CDA contained in the loan file supports the original appraised value.	Compensating factors - XXX mid score, XX months of reserves, XXXX residual per month.	2	2	2	2	1	1	1	1	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A
XXXX	7687822	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - 10% Tolerance Violation (No Valid COC)-

The loan failed the charges that in total cannot increase more than 10% test. A valid change of circumstance was not provided in the loan file. Therefore, the addition and increases to the following fees were not accepted: Lender's Title Insurance and Title Examination. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, proof of delivery and copy of the refund. A cost to cure in the amount of XXXX was required of which XXXX was cured on the CD. A cost to cure in the amount of XXXX is still required. Truth in Lending Act (Regulation Z12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv).

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- The Loan file did not contain an AVM, CDA, Field Review, 2nd appraisal or CU score at 2.5 or under to support the origination appraised value. CU score of XXX. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	1	1	3	1	3	1	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A
XXXX	7687870	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU Score is XXX.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7687890	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7687867	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CDA provided dated XX/XX/XXXX supports value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7687903	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Income - Other- The loan file is missing XXXX K-1's for XXXX and XXXX. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU Score XXX.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	7687921	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The file contains a CDA, dated XX/XX/XXXX, that supports the value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7687828	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CDA on file dated XX/XX/XXXX supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7687938	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a FNMA UCDP dated XX/XX/XXXX with a score of XXX.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7687931	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7687823	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score of XXX.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7687889	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score is XXX.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7687852	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score is XXX.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7687845	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) AUS (LP/DU) - Missing- The DU AUS is missing from the loan file. Other finding(s) may apply. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the original appraised value.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	7687861	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7687912	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CDA on file dated XX/XX/XXXX supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7689039	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a FNMA UCDP dated XX/XX/XXXX with a score of XXX.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7675219	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a FNMA UCDP dated XX/XX/XXXX with a score of XXX; however, the loan file also contained a CDA dated XX/XX/XXXX that supported the value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7675208	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score is XXX.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7675163	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7675261	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score is XXX.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7675147	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7675248	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7675101	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score is 1.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7675102	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) QM - Points and Fees-

The loan's points and fees exceed the Qualified Mortgage points and fees threshold. The loan's total points and fees were XXXX, which exceeded: 3% of total loan amount. The following fees were included in the testing: Admin Fee XXXX, Discount Points XXXX, and Processing Fee XXXX. Truth In Lending Act (Regulation Z) 12 CFR 1026.43(e)(2)(iii), (e)(3). If Discount Points and Bona-Fide and excludable, please provide the undiscounted rate. Truth In Lending Act (Regulation Z) 12 CFR 1026.43(e)(2)(iii), (e)(3)

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - Zero Tolerance Violation (Revised Disclosure Late)-

The loan failed the charges that cannot increase test. Because the change occurred on XX/XX/XXXX, and consumer was not provided the disclosure within 3 days of the change, the increase to the following fees was not accepted as valid: Points, Appraisal Fee, Appraisal Inspection Fee, and Transfer Taxes. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, proof of delivery and copy of the refund. A cost to cure in the amount of XXXX was required in which XXXX was reimbursed at closing. There is a remaining cost to cure in the amount of XXXX required.?

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
XXXX	7675186	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score of 1.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7675197	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the addition to the following fees was not accepted: CDA Fee. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, proof of delivery and copy of the refund. A cost to cure in the amount of XXXX was required of which XXXX was cured. A cost to cure in the amount of XXXX is still required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
XXXX	7675218	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated XX/XX/XXXX that supported the value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7675193	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7675168	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) Security Instrument - Missing Rider/Addendum- The following referenced rider is missing: PUD Rider. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved) (Clear) TRID - CD - Transaction Information / Borrower Info (Name/Address)- The CD issued on XX/XX/XXXX does not reflect the correct Borrower name when compared to the Note. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(4)(i) Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. Desk review on file dated XX/XX/XXXX supports the appraised value.		3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
XXXX	7675111	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Final Application - Missing Signature- The final application is not signed by either borrower, as required by guidelines. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a second appraised with a value that supports the original appraised value.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	7675124	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA which supports the original appraised value. CU score is XXX.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7675161	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the original appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7675157	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXX was provided and supported the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7675190	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated XX/XX/XXXX, which supported the appraisal value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7675165	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7675209	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - 10% Tolerance Violation (No Valid COC)-

The loan failed the charges that in total cannot increase more than 10% test. A valid change of circumstance was not provided in the loan file. Therefore, the increase/addition to the following fees was not accepted: Administration Fee XXXX, Archive Fee XXXX, Lender's Title Insurance Policy XXXX, Recording Service XXXX, Settlement Fee XXXX, Sub-Escrow Fee XXXX, Tie-In Fee XXXX, Courier Fee XXXX, Endorsement Fee XXXX, Wire Transfer Fee XXXX, and Recording Fee XXXX. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, proof of delivery and copy of the refund. A cost to cure in the amount of XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(ii); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is not sufficient tocure the finding. The Title Company used at closing was on the SPL issued on XX/XX/XXXX. The Title fees are tested under 10% tolerance. The cost to cure in the amount XXXX remains. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a FNMA UCDP dated XX/XX/XXXX with a score of 5; however, the loan file also contained a CDA dated XX/XX/XXXX that supported the value.		3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
XXXX	7675122	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a FHLMC UCDP dated XX/XX/XXXX with a score of XXXX		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7675174	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) QM - Points and Fees-

The loan's points and fees exceed the Qualified Mortgage points and fees threshold. The loan's total points and fees were XXXX, which exceeded: The loan amount is XXXX or more, and the transaction's total points and fees is XXXX, which exceeds 3 percent of the total loan amount of XXXX. Points - Loan Discount Fee XXXX, Processing Fee XXXX, Underwriting Fee XXXX. Truth In Lending Act (Regulation Z) 12 CFR 1026.43(e)(2)(iii), (e)(3)

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Federal - HOEPA (High Cost)/Points & Fees-

The loan failed the high-cost mortgage (HOEPA) points and fees threshold test due to the following: The loan amount is XXXX or more, and the transaction's total points and fees is XXXX, which exceeds 5 percent of the total loan amount of XXXX. The following points and fees were included in the calculation: Points - Loan Discount Fee XXXX, Processing Fee XXXX, Underwriting Fee XXXX.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Federal - HOEPA (High Cost)/Late Fees-

The loan failed the high-cost mortgage (HOEPA) late charges test due to the following: The loan provides for a late payment fee of XXX%, which is in excess of 4% of the amount of the payment past due.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- The Loan file did not contain an AVM, CDA, Field Review, 2nd appraisal or CU score at XXX or under to support the origination appraised value. The loan file contained a FNMA UCDP dated XX/XX/XXXX with a score of XXX. The loan file did not contain a CDA. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	1	1	3	1	3	1	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A
XXXX	7675183	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) AUS (LP/DU) - Missing- The LP/DU AUS is missing from the loan file. The final 1008 indicates a manual underwrite, however the guidelines for this loan are for AUS. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the appraised value.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	7675259	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- .The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. cu score of XXX		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7675198	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) QM - Points and Fees- The loan's points and fees exceed the Qualified Mortgage points and fees threshold. The loan's total points and fees were XXXX, which exceeded: 3% of total loan amount. The following fees were included in the testing: Investor Review Fee: XXXX, Points - Loan Discount Fee: XXXX, Processing Fee: XXXX, Underwriting Fee: XXXX Truth In Lending Act (Regulation Z) 12 CFR 1026.43(e)(2)(iii), (e)(3). Missing undiscounted Rate/ Par Rate. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA which supports the original appraised value.		2	1	1	1	2	1	1	1	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A
XXXX	7675235	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) AUS (LP/DU) - Missing- The LP/DU AUS is missing from the loan file. Additional conditions may apply. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score of XXX.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	7675149	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score is XXX.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7675109	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. An AVM contained in the loan file supports the original appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7675226	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Verification Documentation - VOE/Inaccurate- The loan file contained a handwritten VOE for the Borrower, and did not contain paystubs. The guidelines reflect that handwritten VOEs in lieu of paystubs are not permitted. Therefore, the loan file is missing paystubs or a 3rd party generated VOE for the borrower. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a FNMA UCDP dated XX/XX/XXXX with a score of XXX.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	7675148	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA which supports the original appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7675260	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a FNMA UCDP dated XX/XX/XXXX with a score of XXX.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7675123	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7675125	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA which supports the original appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7675240	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated XX/XX/XXXX, which supported the appraisal value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7675175	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a FNMA UCDP dated XX/XX/XXXX with a score of 1.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7675158	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Verification Documentation - VVOE Salaried/Missing- The file is missing a VVOE for the co-borrower from current employer dated within 10 business days of Note date XX/XX/XXXX. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score is XXX. The loan file contained a CDA dated XX/XX/XXXX, which supported the appraisal value.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	7675114	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7701175	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)). The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). One or more of the final charges exceed the comparable amount. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fee was not accepted: Appraisal Fee (XX/XX/XXXX). If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, proof of delivery and copy of the refund. A cost to cure in the amount of XXXX is required. (The cure applied at closing of XXXX was for the increase to the final inspection fee). Truth in Lending Act (Regulation Z). 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv).

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is not sufficient to cure the finding. The COC provided states the Appraisal increase was due to Market Conditions, this is not considered valid without more details. A COC detailing what Market Conditions caused the increase to the Appraisal fee is needed for review to determine if it is a valid increase. A cost to cure in the amount of XXXX remains. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) Appraisal - Other- Appraisal in file reflects subject as a PUD but all other docs reflect as Single Family Non-PUD. Please clarify as Mortgage does not include a PUD rider. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.		3	1	3	1	3	1	1	1	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A
XXXX	7701323	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)- The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX. If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required. 12 CFR 1026.19(e)(4)(ii) Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised.		3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
XXXX	7701198	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7701177	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) FEMA- FEMA Search completed reflecting a declared disaster after appraisal date. DR-XXXX-XX with a Major Disaster Declaration date of XX/XX/XXXX and an Incident period of XX/XX/XXXX - XX/XX/XXXX affected XXXX County after the appraisal date of XX/XX/XXXX and the property re-inspection date of XX/XX/XXXX. An additional property re-inspection is required to confirm no damage. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score 1.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	7701311	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score is XXX.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7701267	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) FEMA- FEMA Search completed reflecting a declared disaster after appraisal date.The subject property is in a county that was in a disaster area with an incident period starting XX/XX/XXXX. The appraisal is dated XX/XX/XXXX. Property inspection is required. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the original appraised value.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	7701250	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The CU score is XXX.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7701283	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a FNMA UCDP dated XX/XX/XXXX with a score of XXX; however, the loan file also contained a CDA dated XX/XX/XXXX that supported the value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7701191	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX, which supports the original appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7701202	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) AUS (LP/DU) - Missing- The LP/DU AUS is missing from the loan file. Additional conditions may apply. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score is XXX.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	7701259	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CDA in file dated XX/XX/XXXX supports original appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7701302	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a FNMA UCDP dated XX/XX/XXXX with a score of XXX.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7701181	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The CU score is XXX		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7701199	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7701293	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) HOC - Missing- The Homeownership Counseling Disclosure (HOC) is missing. Real Estate Settlement Procedures Act (Regulation X)12 CFR 1024.20(a) Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a 2nd appraisal dated XX/XX/XXXX which supports the original appraised value.		3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
XXXX	7701251	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) TRID - CD - Closing Information/Closing Date- The PCCD issued on XX/XX/XXXX does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(3)(ii)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The CU score is XXX.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7701193	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7701208	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score is XXX.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7701278	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7701365	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) FEMA- FEMA Search completed reflecting a declared disaster after appraisal date. FEMA Declaration declared XX/XX/XXXX for XXXX Severe Winter Storms (DR-XXXX-XX) with an incident date of XX/XX/XXXX and continuing which is after original appraisal date XX/XX/XXXX. Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX, which supports the value.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	7701207	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CU report dated XX/XX/XXXX which supports the original appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7701339	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7725461	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - CD - Loan Disclosures/Escrow Account- The Escrow Account Disclosure on the CD issued on XX/XX/XXXX is incomplete due to the following: The No Escrow Table did not disclose if the Borrowers decline or if the Lender does not offer an escrow account. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(l)(7) Response 2 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved) Response 1 (XX/XX/XXXX XX:XXPM) The referenced PCCD has not been provided, please provide for review. (Upheld)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.		3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
XXXX	7725465	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. AVM in file supported original appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7701261	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a FNMA UCDP dated XX/XX/XXXX with a score of XXX; however, the loan file also contained a CDA dated XX/XX/XXXX that supported the value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7701237	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU Score XXX.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7701353	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. LCA score is XXX.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7701241	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7701222	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score XXX.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7701212	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Open) Income - Earnings Continuity- Lender Exception provided for the use of unseasoned bonus income, prior to consummation. Non-material based on compensating factors.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score XXX.	Compensating Factors: XXXX Residual Income, XXX FICO and XXXX% LTV	2	2	2	2	1	1	1	1	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A
XXXX	7701238	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a AVM, dated XX/XX/XXXX which supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7701192	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7701367	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a FHLMC UCDP dated XX/XX/XXXX with a score of XXX. The loan file also contained a CDA dated XX/XX/XXXX that supported the value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7701228	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score is XXX.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7701221	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Assets - Minimum Reserves-

Assets were required in the amount of XXXX(XXXX EMD + XXXX funds due at closing + XXXX reserves). Assets wereverified in the amount of XXXX resulting in short reserves in the amount of XXXX.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) Hazard Insurance - Missing/Insufficient-

The loan was missing current hazard insurance policy on the subject property with sufficient coverage/replacement cost. The current hazard insurance dwelling and other structures of XXXX is insufficient of the minimum required dwelling coverage of XXXX.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU Score is XXXX.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	7701363	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA report dated XX/XX/XXXX which supports the original appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7701213	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a FNMA UCDP dated XX/XX/XXXX with a score of XXX.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7701299	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA report dated XX/XX/XXXX which supports the original appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7701196	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU Score XXX.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7701368	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA report dated XX/XX/XXXX which supports the original appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7701296	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. AVM provided and supports original appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7701359	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the original appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7701273	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7701247	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file did not contain a valid FNMA or FHLMC UCDP; however, the loan file contained a CDA dated XX/XX/XXXX that supported the value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7725442	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a VDA dated XX/XX/XXXX which supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7701275	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CDA on file dated XX/XX/XXXX supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7701172	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7701182	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CDA provided and supported the original appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7701333	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the original appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7701324	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - CD - Loan Disclosures/Escrow Account- The Escrow Account Disclosure on the CD issued on XX/XX/XXXX is inaccurate due to the following: The Escrow Account Disclosure does not reflect whether the reason they will not have an escrow account is because they declined it or because the lender does not offer one. Truth in Lending Act (Regulation Z)12 CFR 1026.38(l)(7) Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Open) Program Parameters - Other- Lender Exception on or prior to consummation to allow for the use an unsecured employer loan for down payment. The signed employment contract serves as the note for this loan as it is more of an employer provided compensation perk that will be forgiven in 8 years.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX; which supports the value.	Compensating factors-clean mortgage history, qualifying credit score of XXX above minimum required, Low DTI of XXXX%, monthly residual income XXXX	3	2	2	2	3	1	1	1	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A
XXXX	7725446	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7725428	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - CD - Revised CD Delivery Date (No Waiting Period)-

This loan failed the revised Closing Disclosure delivery date test (no waiting period required) due to the following: Without evidence of receipt it is assumed the Revised CD issued on XX/XX/XXXX was mailed, and therefore not received by the consumer prior to the consummation date, XX/XX/XXXX. If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required. Truth in Lending Act (Regulation Z) 12 CFR 1026.19(f)(2)(i).

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) Credit Report - Other- The final Closing Disclosure reported XXXX in borrower's closing cost that were paid by "others". Loan documentation reflected this was a direct bill credit from relocation company. Documentation to support these credits being from the relocation company was not provided as required. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		3	1	3	1	3	1	1	1	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A
XXXX	7725430	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the market value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7725478	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CDA on file dated XX/XX/XXXX supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7725425	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU Score is XXX		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7725488	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU Score XXX.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7725423	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score of XXX.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7725426	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score is XXX.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7725410	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7725409	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated XX/XX/XXXX, which supported the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7725417	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score of XXX.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7725411	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - CD - Incomplete / Inaccurate - Non-Rescindable Transaction-

Non-Rescindable Transaction. Page 2 of the CD issued on XX/XX/XXXX is incomplete. Truth in Lending Act (Regulation Z) 12 CFR 1026.38

Response 2 (XX/XX/XXXX XX:XXPM)
The referenced documentation has imaging issues. Please provide documents . (Upheld)

Response 1 (XX/XX/XXXX XX:XXPM)
The referenced documentation was unable to be opened. Please provide documents . (Upheld)

Response 3 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Compliance Finding - Other-

Non-Rescindable Transaction. Page 1 of the LE issued on XX/XX/XXXX is missing. Truth in Lending Act (Regulation Z) 12 CFR 1026.38

Response 2 (XX/XX/XXXX XX:XXPM)
The referenced documentation has imaging issues. Please provide documents . (Upheld)

Response 1 (XX/XX/XXXX XX:XXPM)
The referenced documentation was unable to be opened. Please provide documents . (Upheld)

Response 3 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) Debts - Not Verified- The application lists significant debts that were not verified on the credit report and not independently verified. The loan application reflects two XXXX accounts with higher balances than what were reported on the origination credit report. The loan file does not contain any documentation verifying the higher accounts. Response 1 (XX/XX/XXXX XX:XXPM) Explanation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CU dated XX/XX/XXXX, with a score of XXX.		3	1	3	1	3	1	1	1	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A
XXXX	7725448	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU Score XXX.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7725424	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7725436	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- The Loan file did not contain an AVM, CDA, Field Review, 2nd appraisal or CU score at XXX or under to support the origination appraised value. The loan file contained a FNMA UCDP dated XX/XX/XXXX with a score of XXX, and a FHLMC UCDP dated XX/XX/XXXX with a score of XXX. The loan file contained an invoice for a CDA but the CDA was not in file. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
XXXX	7725490	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7725419	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains 2 appraisals, which both reflect an appraised value of XXXX.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7725422	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a second appraisal dated XX/XX/XXXX which supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7725453	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score of XXX.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7725492	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) FACTA Disclosure - Missing- The FACTA Disclosure (Notice to Home Loan Applicant/Credit Information Disclosure) is missing. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU Score XXX.		2	1	1	1	2	1	1	1	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A
XXXX	7725406	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Verification Documentation - VOR- Verification of 12 months rental payments for property XXXX is missing from the loan file. Response 1 (XX/XX/XXXX XX:XXPM) Explanation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU Score is XXX		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	7725469	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CDA on file dated XX/XX/XXXX supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7725487	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. Field Review on file dated XX/XX/XXXX supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7725459	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score of XXX.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7725474	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a FNMA UCDP dated XX/XX/XXXX with a score of XXX, and a FHLMC UCDP dated XX/XX/XXXX that did not have a score available. The loan file also contained a CDA dated XX/XX/XXXX that supported the value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7725420	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CU dated XX/XX/XXXX with a score of XXX.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7725408	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score of XXX.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7725414	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - CD - Loan Disclosures/Escrow Account- The Escrow Account Disclosure on the CD issued on XX/XX/XXXX is inaccurate due to the following: It was not disclosed if the Borrower declined escrows or if the Lender does not offer an escrow account. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(l)(7) Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU Score XXX.		2	1	1	1	2	1	1	1	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A
XXXX	7725489	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score is XXX.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7725480	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score XXX.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7725491	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7725418	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX, which supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7725438	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU Score XXX.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7725457	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score is XXX.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7725449	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score of XXX.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7725416	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) Security Instrument - Inaccurate- The security instrument was not completed accurately. Page 1 of the security instrument was missing from the loan file. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score XXX.		3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
XXXX	7725415	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a FNMA UCDP dated XX/XX/XXXX with a score of XXX.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7725485	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Debts - Not Verified- The application lists significant debts that were not verified on the credit report and not independently verified. The origination credit report reflects several education loans without a monthly payment. The loan file did not contain any information as to how the payments were calculated. Response 1 (XX/XX/XXXX XX:XXPM) Explanation and documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CU dated XX/XX/XXXX, with a score of XXX		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	7725412	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) Initial Escrow Statement - Missing- The Initial Escrow Account Statement is missing from the file. Real Estate Settlement Procedures Act (Regulation X) 12 CFR 1024.17(g), (h) Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX, which supports the appraised value.		2	1	1	1	2	1	1	1	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A
XXXX	7725477	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) Security Instrument - Missing- The Security Instrument (Mortgage/Deed of Trust) is missing. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score is XXX.		4	1	1	1	4	1	1	1	D	A	A	A	A	A	D	A	D	A	A	A	A	A	D	A	D	A	A	A	A	A	D	A	D	A	A	A	A	A	D	A	D	A	A	A	A	A	D	A
XXXX	7725455	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a FHLMC UCDP dated XX/XX/XXXX with a score of XXX and a CDA dated XX/XX/XXXX that supported the value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7725407	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU Score XXX.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7725405	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a second appraisal dated XX/XX/XXXX which supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7725421	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score of XXX.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7646527	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CDA supports appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7646402	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the market value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7646451	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a FNMA UCDP dated XX/XX/XXXX with a score of XXX		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7646435	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a Field Review dated XX/XX/XXXX which supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7646487	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the market value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7646456	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) Security Instrument - Missing Rider/Addendum-

The following referenced Rider is missing: PUD Rider

Response 3 ((XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is not sufficient to clear the defect. PUD Riders attached to previous agreements do not replace the need for it on a new agreement. Additionally, the XXXX Home Equity Security Instrument has a place to check for the XXXX Home Equity PUD Rider should the property be in a PUD, so it is applicable to this type of security instrument. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
The documentation provided is not sufficient to clear the defect. MLS listing sheet stating there is no HOA is not official source documents on whether the property is in a PUD. Per the Legal Description, the property is located in PUD named The Hills of Lone Star. This is the same PUD name listed in the previous Mortgage PUD Riders. Additionally, the title work includes a PUD Endorsement. Contrary evidence suggests the property is located in a PUD and therefore PUD Rider to the current Mortgage is required. (Upheld)

(Clear) State Disclosure - XXXX Fair Market Value of Homestead Property Acknowledgement/Missing-

The Fair Market Value of Homestead Property Acknowledgement (Affidavit of Fair Market Value) - Missing Lenders signature. Required to be provided in connection with a Texas Home Equity Loan. XXXX Constitution - Home Equity Loan Provisions Tex. Const. art. XVI, ''50(a)(6)(Q)(ix); (50)(h)

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.		3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
XXXX	7646419	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a FHLMC dated XX/XX/XXXX with a score of XXX		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7646561	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) TRID - CD - Closing Information/Closing Date- The CD issued on 10/14/2022 does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. Truth in Lending Act (Regulation Z).12 CFR 1026.38(a)(3)(ii)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated XX/XX/XXXX which supported the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7646409	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Debts - Not Verified- The application lists significant debts that were not verified on the credit report and not independently verified. HOI statement for REO at XXXX; unable to calculate debts. Additional finding(s) may apply. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- The loan file did not contain a CDA, Field Review, or 2nd Appraisal to support the origination appraised value. The loan file contains a CU report with a score of XXX which does not support the original appraised value. Response 1 (XX/XX/XXXX XX:XXPM) AVM provided is not sufficient. Confidence score is XX% & needs to be 80% or higher. (Upheld) Response 2 (XX/XX/XXXX XX:XXPM) CDA provided as additional secondary valuation product supports appraised value. (Resolved)		3	2	3	1	1	1	3	2	C	B	C	A	C	B	A	A	C	B	C	A	C	B	A	A	C	B	C	A	C	B	A	A	C	B	C	A	C	B	A	A	C	B	C	A	C	B	A	A
XXXX	7646496	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) HOC - Missing- The Homeownership Counseling Disclosure (HOC) is missing. Real Estate Settlement Procedures Act (Regulation X) 12 CFR 1024.20(a) Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is not sufficient to clear the defect. A tracker was provided showing the HOC was sent, however the disclosure itself was not provided. (Upheld) Response 2 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to clear the defect. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a FNMA UCDP dated XX/XX/XXXX with a score of 1.		3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
XXXX	7646557	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7646501	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) Missing Initial Application-

The Initial loan application is missing from the loan file.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to clear the defect. (Resolved)

(Clear) Note - Missing-

The Note is missing.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to clear the defect. (Resolved)

(Clear) Missing Mortgage-

The Mortgage was missing from the file.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to clear the defect. (Resolved)

(Clear) TRID - Initial LE/Delivery Date (from application)-

There is no evidence of a loan application date provided in the loan file. Unable to determine if the Initial Loan Estimate issued on XX/XX/XXXX was disclosed within 3 business days of the application date.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to clear the defect. (Resolved)

(Clear) HOC - Late-

There is no evidence of a loan application date provided in the loan file. Unable to determine if the Homeownership Counseling Disclosure issued on 10/13/2022 was disclosed within 3 business days of the application date.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to clear the defect. (Resolved)

(Clear) HMDA - Government Monitoring-

The Government Monitoring Section on the application was not provided in the loan file. Home Mortgage Disclosure Act (Regulation C)12 CFR 1003.4(b) Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.13

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to clear the defect. (Resolved)

(Clear) TRID - CD - Closing Information/Disbursement Date-

The PCCD issued on XX/XX/XXXX does not reflect the correct Disbursement Date, the Disbursement is prior to the Closing Date. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(3)(iii)

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to clear the defect. (Resolved)

(Open) TRID - CD - Closing Information/Closing Date-

New finding based on information provided upon rebuttal. The CD issued on XX/XX/XXXX does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. The CD states closing date was XX/XX/XXXX, however the Mortgage was signed on XX/XX/XXXX. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(3)(ii)

								(Clear) Final Application - Missing- The Final application is missing as required by guides. Additional conditions may apply. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved) (Clear) Title Commitment - Missing/Incomplete- The file does not contain either a title commitment or title policy. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score is XXX. The loan file contains a CDA dated XX/XX/XXXX which supports the appraisal value.		3	2	3	1	3	2	1	1	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B
XXXX	7646436	XXXX	XX/XX/XXXX	XXXX	QM Non-Verified	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7646534	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Program Parameters - Loan Amount- The subject Note amount was XXXX, The lender guidelines reflected the minimum loan amount was the base confirming limt for property type plus XXXX. The conforming loan limit in the subject county and state was XXXX. the subject loan was less than the minimum loan amount allowed. Response 1 (XX/XX/XXXX XX:XXPM) Explanation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score of XXX.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	7646477	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CDA in file supports appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7646482	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the market value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7646536	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. Loan file contains CDA dated XX/XX/XXXX supportive of value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7646390	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a FNMA UCDP dated XX/XX/XXXX with a score of XXX.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7646483	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Title Commitment - Missing/Incomplete- The title commitment/policy is missing. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- The loan file did not contain a CDA, Field Review, or 2nd Appraisal to support the origination appraised value. CU score is XXX. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	1	1	1	3	1	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A
XXXX	7646480	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Credit Report - Alerts-

The credit report contained a fraud alert which instructed that the borrower be contacted by phone before extending credit. The file contained the appropriate fraud alert clearance form; however, the form was blank.

Response 1 (XX/XX/XXXX XX:XXPM)
Clearance Letter not received. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) Title Commitment - Exclusions-

The title reflects exception for mineral rights with surface entry. Correspondence from title agent indicates a mineral endorsement will be issued; however, the endorsement is not detailed on the CD.

Response 1 (XX/XX/XXXX XX:XXPM)
An email indicating XXXX future issuance is not evidence of an XXXX. The XXXX endorsement is not present in the file and the XXXX is not listed as a line item on the CD. Please indicate if the email as a standalone document is sufficient to clear. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) Income - Insufficient Documentation-

The TWN WVOE in file reflecting income was over 120 days old and expired. The paystubs provided did not reflect YTD income; therefore, YTD income could not be calculated.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) Debts - Not Verified-

DU excluded the borrower's Porsche Financial payment, indicating less than 10 payments remaining. The credit report reflected XXXX per month payments and a balance of XXXX, which is more than 10 payments. Documentation to support less than 10 payments is required. The DTI is XXXX% including the installment.

Response 1 (XX/XX/XXXX XX:XXPM)
Credit Report not received. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CDA in file supported the appraised value.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	7646495	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a FNMA UCDP dated XX/XX/XXXX with a score of XXX.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7646458	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA which supports the original appraised value. CU score is XXX.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7646404	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the market value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7631642	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Debts - Not Verified- The application lists significant debts that were not verified on the credit report and not independently verified. Documentation for HOA dues for REO located at XXXX is missing from the loan file. Without documentation for HOA dues the subject property PITIA is not verified. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. Loan file contains a 2055 Exterior-Only Appraisal dated XX/XX/XXXX that supports the appraised value.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	7631754	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) AUS (LP/DU) - Missing- The loan file is missing the DU AUS. Additional conditions may apply. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score is XXX.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	7631629	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- The Loan file did not contain an AVM, CDA, Field Review, 2nd appraisal or CU score at XXX or under to support the origination appraised value. Response 2 (XX/XX/XXXX XX:XXPM) CDA recevied and supports original appraised value. (Resolved) Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
XXXX	7605722	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score is XXX.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7605695	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the original appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7605675	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Verification Documentation - VVOE Salaried/Missing- The loan file is missing a VVOE for the borrower dated within 10 business days of the Note date. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved) (Clear) Contract Addendum - Missing- The file is missing an executed contract addendum for seller contributions in the amount of XXXX. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. XXXX UCPD dated XX/XX/XXXX reflects XXXX score XXX		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	7605629	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score XXX.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7605758	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Debts - Not Verified-

The application lists significant debts that were not verified on the credit report and not independently verified. PITIAs for REOs located at XXXX and XXXX have not been verified. Mortgage statements for both properties are missing from the loan file to verify taxes and insurance are escrowed.

Response 1 (XX/XX/XXXX XX:XXAM)
Documentation provided is sufficient to resolve the finding. (Resolved)

(Clear) Assets - Minimum Reserves-

Sufficient reserves to meet underwriting requirements and PITI were not verified in the file. File is short reserves in the amount of XXXX. Reserves are required in the amount of XXXX with only XXXX in reserves verified from the funds on file.

Response 1 (XX/XX/XXXX XX:XXPM)
Assets are corrected, finding is resolved. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CDA on file dated XX/XX/XXXX supports the appraised value.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	7605726	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a FNMA UCDP dated XX/XX/XXXX with a score of XXX.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7605621	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score is XXX.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7605651	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Appraisal - Other- There are additional appraisal findings. The subject property is located in XXXXX County XXXX which was included in a Disaster Declaration for XXXX on XX/XX/XXXX. The origination appraisal in file was dated XX/XX/XXXX. A property inspection is required. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX, which supports the original appraised value.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	7605628	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score XXX.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A